DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

November 30, 2021 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS - 98.6%
Basic Materials - 3.2%
Chemicals - 0.9%
Ashland LLC, 144A,
3.375%, 9/1/31	$815,000	$798,032
INEOS Quattro Finance 2 PLC, 144A,
3.375%, 1/15/26	979,000	975,657
NOVA Chemicals Corp.
144A,4.875%, 6/1/24	1,902,000	1,974,932
144A,5.00%, 5/1/25	1,047,000	1,098,910
Olin Corp.
5.125%, 9/15/27	822,000	848,349
5.625%, 8/1/29(a)	1,407,000	1,519,834
5.00%, 2/1/30	1,028,000	1,075,468
Tronox, Inc., 144A,
6.50%, 5/1/25	822,000	861,637

(Cost $9,248,661)		9,152,819

Iron/Steel - 0.3%
Cleveland-Cliffs, Inc.
144A,9.875%, 10/17/25	1,525,000	1,717,768
144A,6.75%, 3/15/26	1,263,000	1,336,885

(Cost $3,106,236)		3,054,653

Mining - 2.0%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27	1,356,000	1,441,808
144A,6.125%, 5/15/28	1,397,000	1,489,873
144A,4.125%, 3/31/29	737,000	752,794
Arconic Corp., 144A,
6.00%, 5/15/25	1,223,000	1,277,136
FMG Resources August 2006 Pty Ltd.
144A,5.125%, 5/15/24	1,295,000	1,362,185
144A,4.50%, 9/15/27	1,149,000	1,192,811
Freeport-McMoRan, Inc.
3.875%, 3/15/23	1,861,000	1,917,165
4.55%, 11/14/24	1,452,000	1,555,716
5.00%, 9/1/27	987,000	1,027,635
4.125%, 3/1/28	1,269,000	1,305,236
4.375%, 8/1/28	1,254,000	1,309,659
5.25%, 9/1/29	1,082,000	1,170,297
4.25%, 3/1/30	1,181,000	1,226,321
4.625%, 8/1/30(a)	1,603,000	1,695,461
Novelis Corp., 144A,
3.25%, 11/15/26	1,359,000	1,359,883

(Cost $20,304,877)		20,083,980

Communications - 17.4%
Advertising - 0.4%
Lamar Media Corp.
3.75%, 2/15/28	1,080,000	1,075,567
4.00%, 2/15/30	953,000	954,845
3.625%, 1/15/31	1,116,000	1,069,407
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A,
6.25%, 6/15/25	900,000	937,755

(Cost $4,080,751)		4,037,574

Internet - 1.7%
Arches Buyer, Inc., 144A,
4.25%, 6/1/28	1,308,000	1,296,692
Cogent Communications Group, Inc., 144A,
3.50%, 5/1/26	912,000	915,926
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144A,
5.25%, 12/1/27	1,088,000	1,129,475
Match Group Holdings II LLC
144A,5.00%, 12/15/27	738,000	770,653
144A,4.625%, 6/1/28	922,000	936,987
144A,4.125%, 8/1/30	922,000	915,306
144A,3.625%, 10/1/31	1,018,000	961,257
NortonLifeLock, Inc., 144A,
5.00%, 4/15/25	2,009,000	2,033,932
Twitter, Inc., 144A,
3.875%, 12/15/27	1,276,000	1,324,194
Uber Technologies, Inc.
144A,7.50%, 5/15/25	1,969,000	2,077,137
144A,8.00%, 11/1/26	1,675,000	1,785,969
144A,7.50%, 9/15/27	2,445,000	2,655,380
144A,6.25%, 1/15/28	935,000	1,004,223

(Cost $17,953,374)		17,807,131

Media - 8.6%
AMC Networks, Inc.
5.00%, 4/1/24	658,000	662,665
4.75%, 8/1/25	1,566,000	1,593,773
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,4.00%, 3/1/23	1,344,000	1,345,196
144A,5.50%, 5/1/26	1,103,000	1,140,094
144A,5.125%, 5/1/27	6,075,000	6,262,626
144A,5.00%, 2/1/28	4,762,000	4,913,051
144A,5.375%, 6/1/29	2,742,000	2,905,245
144A,4.75%, 3/1/30	5,698,000	5,820,137
Clear Channel Worldwide Holdings, Inc.,
144A, 5.125%, 8/15/27	2,336,000	2,364,067
CSC Holdings LLC
5.25%, 6/1/24	1,366,000	1,420,200
144A,5.50%, 4/15/27	2,449,000	2,518,552
144A,5.375%, 2/1/28	1,875,000	1,917,703
DISH DBS Corp.
5.00%, 3/15/23	2,827,000	2,859,398
5.875%, 11/15/24	3,723,000	3,772,255
Gray Television, Inc.
144A,5.875%, 7/15/26	1,308,000	1,349,366
144A,7.00%, 5/15/27	1,402,000	1,489,099
iHeartCommunications, Inc.
6.375%, 5/1/26	1,432,150	1,485,132
8.375%, 5/1/27	2,710,000	2,855,188
144A,5.25%, 8/15/27	1,491,000	1,516,161
Meredith Corp.,
6.875%, 2/1/26	1,809,000	1,871,193
News Corp., 144A,
3.875%, 5/15/29	1,820,000	1,792,154
Nexstar Media, Inc., 144A,
5.625%, 7/15/27	3,261,000	3,387,168
Quebecor Media, Inc.,
5.75%, 1/15/23	1,544,000	1,610,330

Radiate Holdco LLC / Radiate Finance, Inc., 144A,
4.50%, 9/15/26	1,730,000	1,722,457
Scripps Escrow II, Inc., 144A,
3.875%, 1/15/29	1,028,000	1,023,451
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	1,824,000	1,799,796
144A,5.00%, 8/1/27	3,010,000	3,103,611
144A,4.00%, 7/15/28	3,633,000	3,598,923
144A,5.50%, 7/1/29	2,431,000	2,582,318
TEGNA, Inc., 144A,
4.75%, 3/15/26	1,011,000	1,043,205
Telenet Finance Luxembourg Notes SARL, 144A,
5.50%, 3/1/28	1,800,000	1,863,900
Univision Communications, Inc.
144A,5.125%, 2/15/25	2,608,000	2,648,150
144A,6.625%, 6/1/27	2,817,000	3,016,585
UPC Holding BV, 144A,
5.50%, 1/15/28	1,118,000	1,146,587
Videotron Ltd.
144A,5.375%, 6/15/24	1,089,000	1,166,395
144A,5.125%, 4/15/27	1,105,000	1,136,249
144A,3.625%, 6/15/29(a)	909,000	911,663
Ziggo Bond Co. BV, 144A,
6.00%, 1/15/27	1,168,000	1,208,740
Ziggo BV, 144A,
5.50%, 1/15/27	2,986,000	3,078,088

(Cost $89,116,110)		87,900,871

Telecommunications - 6.7%
Altice France SA, 144A,
8.125%, 2/1/27	3,271,000	3,492,496
Hughes Satellite Systems Corp.
5.25%, 8/1/26	1,453,000	1,582,971
6.625%, 8/1/26	1,358,000	1,510,306
Level 3 Financing, Inc.
5.375%, 5/1/25	600,000	613,479
5.25%, 3/15/26	1,400,000	1,435,833
144A,4.625%, 9/15/27	1,945,000	1,972,959
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	1,359,000	1,466,565
Series Y, 7.50%, 4/1/24	1,610,000	1,749,031
5.625%, 4/1/25	1,122,000	1,170,627
144A,4.00%, 2/15/27	2,281,000	2,269,184
Nokia OYJ, 4.375%, 6/12/27	922,000	988,223
Sprint Corp.
7.875%, 9/15/23	8,036,000	8,839,881
7.125%, 6/15/24	4,562,000	5,118,929
7.625%, 2/15/25	2,927,000	3,348,576
7.625%, 3/1/26	2,833,000	3,350,022
Switch Ltd.
144A,3.75%, 9/15/28	1,087,000	1,075,059
144A,4.125%, 6/15/29	922,000	927,357
Telecom Italia SpA, 144A,
5.303%, 5/30/24	2,867,000	2,978,154
T-Mobile USA, Inc.
2.25%, 2/15/26	1,888,000	1,867,232
2.625%, 4/15/26	2,195,000	2,199,116
5.375%, 4/15/27	987,000	1,024,037
4.75%, 2/1/28	2,736,000	2,861,788
2.625%, 2/15/29	1,820,000	1,758,648
3.375%, 4/15/29	2,352,000	2,366,500
2.875%, 2/15/31	1,820,000	1,764,272
3.50%, 4/15/31	2,571,000	2,619,900
VEON Holdings BV
144A,5.95%, 2/13/23	989,000	1,036,225
144A,7.25%, 4/26/23	1,308,000	1,383,542
144A,4.95%, 6/16/24	995,000	1,048,810
144A,4.00%, 4/9/25	1,999,000	2,043,528
144A,3.375%, 11/25/27	2,308,000	2,259,209
Viasat, Inc., 144A,
5.625%, 4/15/27	1,087,000	1,112,664

(Cost $69,947,781)		69,235,123

Consumer, Cyclical - 19.9%
Airlines - 1.3%
Air Canada, 144A,
3.875%, 8/15/26	2,243,000	2,239,378
Delta Air Lines, Inc.
3.80%, 4/19/23	861,000	877,938
2.90%, 10/28/24	1,641,000	1,655,439
7.375%, 1/15/26	1,977,000	2,289,796
4.375%, 4/19/28(a)	912,000	949,878
3.75%, 10/28/29	1,195,000	1,171,956
United Airlines, Inc., 144A,
4.375%, 4/15/26	3,740,000	3,762,160

(Cost $13,058,429)		12,946,545

Apparel - 0.6%
Hanesbrands, Inc.
144A,4.625%, 5/15/24	1,728,000	1,800,740
144A,4.875%, 5/15/26	1,630,000	1,743,986
Levi Strauss & Co., 144A,
3.50%, 3/1/31	922,000	938,734
William Carter Co.
144A,5.50%, 5/15/25	1,030,000	1,071,968
144A,5.625%, 3/15/27	972,000	1,002,759

(Cost $6,559,778)		6,558,187

Auto Manufacturers - 4.4%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	733,000	756,478
144A,5.875%, 6/1/29	934,000	999,445
Ford Motor Co.
9.00%, 4/22/25	2,600,000	3,161,067
4.346%, 12/8/26	2,804,000	2,978,829
9.625%, 4/22/30	50,000	72,693
3.25%, 2/12/32	5,000,000	5,016,700
Ford Motor Credit Co. LLC
3.087%, 1/9/23	1,359,000	1,377,849
4.14%, 2/15/23	768,000	785,284
3.096%, 5/4/23	914,000	930,498
4.375%, 8/6/23	1,260,000	1,306,733
3.37%, 11/17/23	1,086,000	1,113,269
3.81%, 1/9/24	746,000	766,090
5.584%, 3/18/24	1,629,000	1,743,893

3.664%, 9/8/24	706,000	728,652
4.063%, 11/1/24	1,712,000	1,787,756
4.687%, 6/9/25	766,000	814,247
5.125%, 6/16/25	2,093,000	2,259,142
4.134%, 8/4/25	1,321,000	1,381,330
3.375%, 11/13/25	1,945,000	1,989,113
GMTN, 4.389%, 1/8/26	1,304,000	1,379,671
4.542%, 8/1/26	815,000	870,542
2.70%, 8/10/26	1,629,000	1,616,783
4.271%, 1/9/27	978,000	1,036,103
4.125%, 8/17/27	1,776,000	1,874,195
3.815%, 11/2/27	744,000	768,872
2.90%, 2/16/28	1,306,000	1,286,639
5.113%, 5/3/29	1,615,000	1,790,308
4.00%, 11/13/30	1,792,000	1,885,281
3.625%, 6/17/31	941,000	961,627
Jaguar Land Rover Automotive PLC, 144A,
7.75%, 10/15/25	1,732,000	1,854,781

(Cost $45,063,380)		45,293,870

Auto Parts & Equipment - 1.4%
Adient US LLC, 144A,
9.00%, 4/15/25	1,088,000	1,154,591
American Axle & Manufacturing, Inc.,
6.25%, 3/15/26	940,000	962,823
Clarios Global LP, 144A,
6.75%, 5/15/25	711,000	743,511
Clarios Global LP / Clarios US Finance Co., 144A,
6.25%, 5/15/26	1,818,000	1,891,138
Dana Financing Luxembourg SARL, 144A,
5.75%, 4/15/25	755,000	771,942
Dana, Inc.
5.375%, 11/15/27	747,000	781,478
5.625%, 6/15/28	747,000	787,465
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	1,612,000	1,742,999
5.00%, 5/31/26	1,480,000	1,515,416
4.875%, 3/15/27	1,401,000	1,456,017
ZF North America Capital, Inc., 144A,
4.75%, 4/29/25	1,972,000	2,103,523

(Cost $14,045,218)		13,910,903

Distribution/Wholesale - 0.4%
American Builders & Contractors Supply Co., Inc., 144A,
4.00%, 1/15/28	1,251,000	1,264,379
Avient Corp.
5.25%, 3/15/23	950,000	989,886
144A,5.75%, 5/15/25	1,504,000	1,560,498

(Cost $3,835,974)		3,814,763

Entertainment - 4.1%
Banijay Entertainment SASU, 144A,
5.375%, 3/1/25	753,000	769,600
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25	6,355,000	6,614,856
144A,8.125%, 7/1/27	3,364,000	3,695,606
Caesars Resort Collection LLC / CRC Finco, Inc., 144A,
5.75%, 7/1/25	1,920,000	1,996,675
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A,
5.50%, 5/1/25	1,995,000	2,063,169
Churchill Downs, Inc.
144A,5.50%, 4/1/27	1,174,000	1,211,299
144A,4.75%, 1/15/28	1,276,000	1,302,050
International Game Technology PLC
144A,6.50%, 2/15/25	2,060,000	2,237,726
144A,4.125%, 4/15/26	1,373,000	1,399,588
144A,6.25%, 1/15/27	1,506,000	1,659,755
144A,5.25%, 1/15/29	1,273,000	1,326,116
Live Nation Entertainment, Inc.
144A,4.875%, 11/1/24	880,000	886,939
144A,6.50%, 5/15/27	2,424,000	2,624,235
Penn National Gaming, Inc., 144A,
5.625%, 1/15/27	732,000	750,585
Scientific Games International, Inc.
144A,8.625%, 7/1/25	1,118,000	1,191,458
144A,5.00%, 10/15/25	1,766,000	1,814,433
144A,8.25%, 3/15/26	2,137,000	2,252,003
Six Flags Entertainment Corp.
144A,4.875%, 7/31/24	1,869,000	1,885,354
144A,5.50%, 4/15/27	1,018,000	1,037,887
Six Flags Theme Parks, Inc., 144A,
7.00%, 7/1/25	1,225,000	1,290,684
Vail Resorts, Inc., 144A,
6.25%, 5/15/25	1,087,000	1,138,187
WMG Acquisition Corp.
144A,3.75%, 12/1/29	1,075,000	1,068,636
144A,3.875%, 7/15/30	980,000	990,461
144A,3.00%, 2/15/31	1,469,000	1,385,803

(Cost $42,995,760)		42,593,105

Food Service - 0.4%
Aramark Services, Inc.
144A,5.00%, 4/1/25	1,289,000	1,307,568
144A,6.375%, 5/1/25	2,727,000	2,847,261

(Cost $4,186,287)		4,154,829

Home Builders - 0.9%
Century Communities, Inc.,
6.75%, 6/1/27	987,000	1,037,275
Mattamy Group Corp., 144A,
5.25%, 12/15/27	935,000	972,629
Meritage Homes Corp.
6.00%, 6/1/25	807,000	892,356
144A,3.875%, 4/15/29	813,000	836,374
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	1,075,000	1,188,504
144A,5.75%, 1/15/28	714,000	784,636
Toll Brothers Finance Corp.
4.375%, 4/15/23	654,000	678,231

4.875%, 3/15/27	901,000	995,146
4.35%, 2/15/28	736,000	798,464
3.80%, 11/1/29(a)	740,000	783,360

(Cost $8,999,642)		8,966,975

Home Furnishings - 0.1%
Tempur Sealy International, Inc., 144A,
4.00%, 4/15/29
(Cost $1,493,931)	1,454,000	1,439,969

Housewares - 0.7%
Newell Brands, Inc.
4.35%, 4/1/23	1,983,000	2,056,490
4.875%, 6/1/25	937,000	1,013,834
4.70%, 4/1/26	3,738,000	4,007,837

(Cost $7,128,197)		7,078,161

Leisure Time - 0.8%
Royal Caribbean Cruises Ltd.
144A,10.875%, 6/1/23	1,821,000	1,982,942
144A,9.125%, 6/15/23	2,072,000	2,201,873
144A,11.50%, 6/1/25	2,463,000	2,761,146
Viking Cruises Ltd., 144A,
13.00%, 5/15/25	1,262,000	1,425,233

(Cost $8,475,281)		8,371,194

Lodging - 1.5%
Hilton Domestic Operating Co., Inc.
144A,5.375%, 5/1/25	734,000	760,607
144A,5.75%, 5/1/28	1,206,000	1,281,701
144A,3.75%, 5/1/29	1,470,000	1,458,556
4.875%, 1/15/30	1,664,000	1,749,696
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.,
4.875%, 4/1/27	1,337,000	1,373,654
MGM Resorts International
6.00%, 3/15/23	2,156,000	2,247,501
6.75%, 5/1/25	1,834,000	1,913,806
5.75%, 6/15/25	1,455,000	1,538,466
4.625%, 9/1/26	950,000	961,595
Travel + Leisure Co.,
3.90%, 3/1/23	582,000	587,509
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A,
4.25%, 5/30/23	1,197,000	1,199,561

(Cost $15,225,479)		15,072,652

Retail - 3.0%
1011778 BC ULC / New Red Finance, Inc.
144A,5.75%, 4/15/25	1,151,000	1,197,247
144A,3.875%, 1/15/28	2,780,000	2,748,461
Bath & Body Works, Inc.
5.25%, 2/1/28	935,000	1,004,975
7.50%, 6/15/29	922,000	1,028,781
Gap, Inc., 144A,
3.625%, 10/1/29	1,359,000	1,302,452
Golden Nugget, Inc., 144A,
8.75%, 10/1/25	165,000	170,656
IRB Holding Corp., 144A,
7.00%, 6/15/25	1,456,000	1,540,106
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A,
4.75%, 6/1/27	1,359,000	1,399,322
Lithia Motors, Inc.
144A,4.625%, 12/15/27	792,000	827,252
144A,3.875%, 6/1/29	1,495,000	1,515,302
144A,4.375%, 1/15/31	1,095,000	1,144,916
Macy’s Retail Holdings LLC
2.875%, 2/15/23	1,071,000	1,089,528
144A,5.875%, 4/1/29	917,000	977,114
Murphy Oil USA, Inc.
4.75%, 9/15/29	911,000	946,206
144A,3.75%, 2/15/31	920,000	887,800
Penske Automotive Group, Inc.
3.50%, 9/1/25	894,000	905,823
3.75%, 6/15/29	954,000	931,867
QVC, Inc.
4.375%, 3/15/23	1,113,000	1,154,776
4.85%, 4/1/24	987,000	1,057,250
4.45%, 2/15/25	1,085,000	1,141,257
4.75%, 2/15/27	1,198,000	1,225,195
Yum! Brands, Inc.
144A,7.75%, 4/1/25	1,245,000	1,314,838
144A,4.75%, 1/15/30	1,495,000	1,579,333
3.625%, 3/15/31	2,002,000	1,944,112
4.625%, 1/31/32	2,056,000	2,099,680

(Cost $31,656,252)		31,134,249

Toys/Games/Hobbies - 0.3%
Mattel, Inc.
144A,3.375%, 4/1/26	1,361,000	1,384,056
144A,5.875%, 12/15/27	1,087,000	1,159,720
144A,3.75%, 4/1/29(a)	987,000	1,010,293

(Cost $3,583,811)		3,554,069

Consumer, Non-cyclical - 19.3%
Agriculture - 0.1%
Darling Ingredients, Inc., 144A,
5.25%, 4/15/27
(Cost $968,548)	935,000	968,473

Commercial Services - 3.9%
ADT Security Corp.,
4.125%, 6/15/23	1,105,000	1,142,552
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A,
6.625%, 7/15/26	3,541,000	3,651,302
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A,
5.75%, 7/15/27	748,000	776,798
Brink’s Co.
144A,5.50%, 7/15/25	658,000	686,360
144A,4.625%, 10/15/27	1,295,000	1,323,743
Gartner, Inc.
144A,4.50%, 7/1/28	1,466,000	1,525,608

144A,3.625%, 6/15/29	1,087,000	1,081,913
Herc Holdings, Inc., 144A,
5.50%, 7/15/27	2,339,000	2,423,859
Jaguar Holding Co. II / PPD Development LP
144A,4.625%, 6/15/25	910,000	942,364
144A,5.00%, 6/15/28	1,276,000	1,368,363
Modulaire Global Finance PLC, 144A,
8.00%, 2/15/23	892,000	905,826
Nielsen Co. Luxembourg SARL, 144A,
5.00%, 2/1/25(a)	1,051,000	1,066,040
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A,
5.25%, 4/15/24	1,534,000	1,610,178
RR Donnelley & Sons Co., 144A,
6.125%, 11/1/26	841,000	921,812
Service Corp. International
4.625%, 12/15/27	1,005,000	1,047,326
5.125%, 6/1/29	1,374,000	1,465,625
3.375%, 8/15/30	1,548,000	1,481,359
Square, Inc.
144A,2.75%, 6/1/26	1,820,000	1,814,030
144A,3.50%, 6/1/31	1,895,000	1,926,978
United Rentals North America, Inc.
5.50%, 5/15/27	1,829,000	1,902,480
4.875%, 1/15/28	3,037,000	3,185,236
5.25%, 1/15/30	1,400,000	1,511,562
4.00%, 7/15/30	1,364,000	1,391,498
3.875%, 2/15/31	2,009,000	2,018,417
3.75%, 1/15/32	1,359,000	1,340,898
Verscend Escrow Corp., 144A,
9.75%, 8/15/26	1,790,000	1,883,098

(Cost $40,624,658)		40,395,225

Food - 4.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.50%, 2/15/23	1,270,000	1,283,926
144A,3.25%, 3/15/26	1,359,000	1,358,497
144A,7.50%, 3/15/26	1,350,000	1,442,772
144A,4.625%, 1/15/27	2,523,000	2,618,798
144A,5.875%, 2/15/28	1,509,000	1,590,811
144A,3.50%, 3/15/29	2,523,000	2,504,280
144A,4.875%, 2/15/30	1,869,000	1,997,956
B&G Foods, Inc.,
5.25%, 4/1/25	1,780,000	1,810,429
JBS USA Food Co., 144A,
7.00%, 1/15/26	1,795,000	1,870,453
Kraft Heinz Foods Co.
3.00%, 6/1/26	3,492,000	3,641,458
3.875%, 5/15/27	2,220,000	2,404,089
4.625%, 1/30/29	1,208,000	1,397,992
3.75%, 4/1/30	1,342,000	1,464,558
4.25%, 3/1/31	2,178,000	2,493,504
Lamb Weston Holdings, Inc.,
144A, 4.875%, 5/15/28	922,000	980,137
Performance Food Group, Inc.,
144A, 5.50%, 10/15/27	1,981,000	2,044,372
Pilgrim’s Pride Corp.
144A,5.875%, 9/30/27	1,549,000	1,628,479
144A,4.25%, 4/15/31	1,914,000	2,008,360
144A,3.50%, 3/1/32	1,682,000	1,693,219
Post Holdings, Inc., 144A,
5.75%, 3/1/27	2,437,000	2,513,461
US Foods, Inc., 144A,
6.25%, 4/15/25	1,986,000	2,070,862

(Cost $40,976,549)		40,818,413

Healthcare-Products - 0.7%
Avantor Funding, Inc., 144A,
4.625%, 7/15/28	2,825,000	2,921,036
Hologic, Inc.
144A,4.625%, 2/1/28	740,000	769,474
144A,3.25%, 2/15/29	1,725,000	1,695,727
Teleflex, Inc.
4.625%, 11/15/27	822,000	847,350
144A,4.25%, 6/1/28	1,005,000	1,016,613

(Cost $7,316,414)		7,250,200

Healthcare-Services - 9.0%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27	919,000	951,684
144A,3.125%, 2/15/29	1,005,000	959,363
144A,3.50%, 4/1/30	1,183,000	1,150,420
Centene Corp.
4.25%, 12/15/27	4,558,000	4,734,417
2.45%, 7/15/28	4,299,000	4,225,315
4.625%, 12/15/29	6,357,000	6,786,956
3.375%, 2/15/30	3,733,000	3,764,497
3.00%, 10/15/30	4,119,000	4,117,713
2.50%, 3/1/31	4,112,000	3,947,520
2.625%, 8/1/31	2,430,000	2,354,949
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	947,000	960,054
144A,3.75%, 3/15/29	905,000	896,127
144A,4.00%, 3/15/31	918,000	921,750
CHS/Community Health Systems, Inc.
144A,6.625%, 2/15/25	2,748,000	2,853,633
144A,8.00%, 3/15/26	4,017,000	4,202,967
144A,8.00%, 12/15/27	1,281,000	1,372,803
Encompass Health Corp.,
4.50%, 2/1/28	1,466,000	1,483,438
HCA, Inc.
5.875%, 5/1/23	2,268,000	2,404,874
5.375%, 2/1/25	4,869,000	5,316,948
5.875%, 2/15/26	2,467,000	2,768,344
5.375%, 9/1/26	1,743,000	1,952,143
5.625%, 9/1/28	3,067,000	3,554,224
5.875%, 2/1/29	2,145,000	2,520,439
3.50%, 9/1/30	4,841,000	5,048,897
IQVIA, Inc.
144A,5.00%, 10/15/26	1,788,000	1,831,001

144A,5.00%, 5/15/27	2,176,000	2,245,904
Legacy LifePoint Health LLC, 144A,
6.75%, 4/15/25	1,412,000	1,469,659
Molina Healthcare, Inc.
5.375%, 11/15/22	1,032,000	1,066,520
144A,4.375%, 6/15/28	1,457,000	1,478,017
144A,3.875%, 11/15/30	1,244,000	1,252,739
Tenet Healthcare Corp.
6.75%, 6/15/23	3,404,000	3,629,515
4.625%, 7/15/24	1,551,000	1,568,480
144A,4.625%, 9/1/24	1,086,000	1,107,720
144A,7.50%, 4/1/25	1,169,000	1,230,396
144A,4.875%, 1/1/26	4,007,000	4,101,786
144A,5.125%, 11/1/27	2,868,000	2,947,831

(Cost $93,856,872)		93,179,043

Household Products/Wares - 0.1%
Spectrum Brands, Inc.,
5.75%, 7/15/25
(Cost $863,033)	841,000	857,538

Pharmaceuticals - 1.5%
Bausch Health Cos., Inc., 144A,
5.50%, 11/1/25	3,179,000	3,217,990
Elanco Animal Health, Inc.
5.272%, 8/28/23	1,482,000	1,567,637
5.90%, 8/28/28	1,340,000	1,530,032
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	1,305,000	1,372,742
4.375%, 3/15/26	1,380,000	1,458,694
3.15%, 6/15/30	1,434,000	1,411,829
Prestige Brands, Inc., 144A,
5.125%, 1/15/28	808,000	839,803
Teva Pharmaceutical Finance Co. BV,
2.95%, 12/18/22	1,332,000	1,329,656
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/23	2,718,000	2,724,564

(Cost $15,579,397)		15,452,947

Energy - 12.6%
Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC, 144A,
4.25%, 1/31/23
(Cost $930,333)	912,000	920,600

Oil & Gas - 5.9%
Antero Resources Corp.,
5.00%, 3/1/25(a)	1,345,000	1,354,684
Apache Corp.
4.625%, 11/15/25	917,000	972,598
4.375%, 10/15/28	1,450,000	1,531,591
4.25%, 1/15/30(a)	983,000	1,029,004
Chesapeake Energy Corp.
144A,5.50%, 2/1/26	935,000	974,167
144A,5.875%, 2/1/29	935,000	987,304
Endeavor Energy Resources LP / EER Finance, Inc.
144A,6.625%, 7/15/25(a)	1,121,000	1,179,701
144A,5.75%, 1/30/28	1,869,000	1,946,423
EQT Corp.
6.625%, 2/1/25	1,828,000	2,035,834
144A,3.125%, 5/15/26	940,000	940,874
3.90%, 10/1/27	2,284,000	2,383,971
7.50%, 2/1/30	1,370,000	1,731,002
144A,3.625%, 5/15/31(a)	903,000	920,428
Leviathan Bond Ltd.
144A,REGS, 5.75%, 6/30/23	933,000	956,325
144A,REGS, 6.125%, 6/30/25(a)	1,187,000	1,251,573
Occidental Petroleum Corp.
2.70%, 2/15/23	631,000	635,439
6.95%, 7/1/24	897,000	988,772
2.90%, 8/15/24	2,126,000	2,133,611
3.50%, 6/15/25	816,000	820,170
8.00%, 7/15/25	1,445,000	1,647,748
5.875%, 9/1/25	1,285,000	1,382,442
5.50%, 12/1/25	1,172,000	1,255,775
5.55%, 3/15/26	1,667,000	1,795,801
3.40%, 4/15/26	1,427,000	1,416,297
3.20%, 8/15/26	1,371,000	1,349,667
3.00%, 2/15/27	1,155,000	1,118,496
8.50%, 7/15/27	770,000	936,070
6.375%, 9/1/28	1,199,000	1,369,024
3.50%, 8/15/29	2,561,000	2,512,162
8.875%, 7/15/30	1,540,000	2,024,623
6.625%, 9/1/30	2,686,000	3,226,517
6.125%, 1/1/31(a)	2,082,000	2,434,066
7.50%, 5/1/31	1,448,000	1,816,769
7.875%, 9/15/31	807,000	1,053,292
Parkland Corp., 144A,
5.875%, 7/15/27	935,000	980,614
Range Resources Corp.
5.00%, 3/15/23	995,000	1,010,537
4.875%, 5/15/25	1,484,000	1,515,223
9.25%, 2/1/26	1,548,000	1,665,083
SM Energy Co., 144A,
10.00%, 1/15/25	835,000	914,697
Southwestern Energy Co.
6.45%, 1/23/25	1,195,000	1,298,117
7.75%, 10/1/27(a)	724,000	776,226
5.375%, 2/1/29	1,429,000	1,473,913
Sunoco LP / Sunoco Finance Corp.,
6.00%, 4/15/27	998,000	1,036,059

(Cost $61,101,851)		60,782,689

Oil & Gas Services - 0.2%
TechnipFMC PLC, 144A,
6.50%, 2/1/26
(Cost $1,579,790)	1,474,000	1,562,026

Pipelines - 6.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A,
7.875%, 5/15/26	1,130,000	1,216,558
Buckeye Partners LP
4.15%, 7/1/23	837,000	857,285
144A,4.125%, 3/1/25(a)	812,000	818,443
3.95%, 12/1/26	1,099,000	1,080,383
4.125%, 12/1/27	818,000	809,628
Cheniere Energy Partners LP
4.50%, 10/1/29	2,804,000	2,952,086
144A,4.00%, 3/1/31	2,804,000	2,865,534
144A,3.25%, 1/31/32	2,199,000	2,139,539
Cheniere Energy, Inc.,
4.625%, 10/15/28	3,892,000	4,013,606
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
5.75%, 4/1/25	935,000	942,718
DCP Midstream Operating LP
3.875%, 3/15/23	1,037,000	1,057,170
5.375%, 7/15/25	1,491,000	1,597,204
5.625%, 7/15/27	902,000	1,009,054
5.125%, 5/15/29	1,121,000	1,245,095
3.25%, 2/15/32	748,000	747,420
DT Midstream, Inc.
144A,4.125%, 6/15/29	2,065,000	2,053,075
144A,4.375%, 6/15/31	1,824,000	1,813,548
EnLink Midstream Partners LP
4.40%, 4/1/24	951,000	980,838
4.15%, 6/1/25	1,376,000	1,413,179
4.85%, 7/15/26	918,000	943,511
EQM Midstream Partners LP
4.75%, 7/15/23	1,028,000	1,060,819
4.00%, 8/1/24	916,000	942,857
144A,6.00%, 7/1/25	1,416,000	1,507,898
4.125%, 12/1/26	939,000	941,033
5.50%, 7/15/28	1,589,000	1,687,685
Hess Midstream Operations LP
144A,5.625%, 2/15/26	1,509,000	1,545,269
144A,5.125%, 6/15/28	998,000	1,022,206
NuStar Logistics LP
5.75%, 10/1/25	987,000	1,044,705
6.00%, 6/1/26	1,097,000	1,163,588
Rockies Express Pipeline LLC, 144A,
3.60%, 5/15/25	733,000	752,681
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.875%, 4/15/26	1,274,000	1,322,043
5.375%, 2/1/27	735,000	752,611
6.50%, 7/15/27	2,019,000	2,150,457
5.00%, 1/15/28	1,309,000	1,354,907
6.875%, 1/15/29	1,230,000	1,364,359
5.50%, 3/1/30	1,737,000	1,896,387
4.875%, 2/1/31	1,869,000	2,007,876
144A,4.00%, 1/15/32	1,745,000	1,806,075
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	2,281,000	2,293,762
144A,4.125%, 8/15/31	2,381,000	2,439,358
Western Midstream Operating LP
4.35%, 2/1/25	1,204,000	1,248,566
4.65%, 7/1/26	1,155,000	1,235,267
4.50%, 3/1/28	659,000	704,932
4.75%, 8/15/28	808,000	885,673
5.30%, 2/1/30	2,199,000	2,372,721

(Cost $66,310,749)		66,059,609

Financial - 11.3%
Banks - 1.6%
CIT Group, Inc.
5.00%, 8/1/23	1,450,000	1,531,715
4.75%, 2/16/24	837,000	884,642
3.929%, 6/19/24	912,000	941,069
5.25%, 3/7/25	921,000	1,006,054
6.125%, 3/9/28	733,000	865,794
Commerzbank AG, 144A,
8.125%, 9/19/23	1,845,000	2,041,467
Deutsche Bank AG,
3.729%, 1/14/32(b)	2,381,000	2,428,904
Intesa Sanpaolo SpA
144A,5.017%, 6/26/24	3,848,000	4,115,771
144A,5.71%, 1/15/26	2,736,000	3,036,618

(Cost $16,837,277)		16,852,034

Diversified Financial Services - 3.2%
Ally Financial, Inc.,
5.75%, 11/20/25	1,902,000	2,156,232
LPL Holdings, Inc.
144A,4.625%, 11/15/27	817,000	839,132
144A,4.00%, 3/15/29	1,649,000	1,655,151
Navient Corp.
5.50%, 1/25/23	1,820,000	1,888,250
7.25%, 9/25/23	1,027,000	1,106,033
MTN, 6.125%, 3/25/24	1,630,000	1,711,981
5.875%, 10/25/24	890,000	932,106
6.75%, 6/25/25	947,000	1,019,393
OneMain Finance Corp.
5.625%, 3/15/23	1,594,000	1,655,194
6.125%, 3/15/24	2,361,000	2,481,989
6.875%, 3/15/25	2,256,000	2,484,928
8.875%, 6/1/25	1,086,000	1,165,821
7.125%, 3/15/26	3,057,000	3,441,991
3.50%, 1/15/27	1,432,000	1,384,214
6.625%, 1/15/28	1,524,000	1,687,571
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	2,092,000	2,042,650
144A,3.625%, 3/1/29	1,359,000	1,334,504
144A,3.875%, 3/1/31	2,381,000	2,354,928
SLM Corp.
4.20%, 10/29/25	935,000	976,420

3.125%, 11/2/26	935,000	916,132

(Cost $33,473,634)		33,234,620

Insurance - 0.4%
MGIC Investment Corp.,
5.25%, 8/15/28	1,319,000	1,364,123
Radian Group, Inc.
4.50%, 10/1/24	815,000	852,890
6.625%, 3/15/25	931,000	1,018,067
4.875%, 3/15/27	970,000	1,022,763

(Cost $4,280,224)		4,257,843

Real Estate - 0.5%
Howard Hughes Corp., 144A,
5.375%, 8/1/28	1,359,000	1,422,785
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A,4.875%, 6/1/23	680,000	697,316
144A,7.625%, 6/15/25	1,068,000	1,128,988
144A,9.375%, 4/1/27	1,150,000	1,243,564

(Cost $4,529,099)		4,492,653

Real Estate Investment Trusts - 4.9%
Diversified Healthcare Trust,
9.75%, 6/15/25	1,945,000	2,104,889
HAT Holdings I LLC / HAT Holdings II LLC
144A,6.00%, 4/15/25	1,062,000	1,101,220
144A,3.375%, 6/15/26	1,774,000	1,748,774
Iron Mountain, Inc.
144A,4.875%, 9/15/27	1,895,000	1,929,830
144A,5.25%, 3/15/28	1,582,000	1,629,215
iStar, Inc.
4.75%, 10/1/24	1,215,000	1,257,920
4.25%, 8/1/25	1,106,000	1,121,246
5.50%, 2/15/26	740,000	766,873
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24(a)	1,658,000	1,775,486
144A,4.625%, 6/15/25	1,051,000	1,120,676
4.50%, 9/1/26(a)	789,000	847,118
5.75%, 2/1/27	1,184,000	1,342,135
144A,3.875%, 2/15/29(a)	1,184,000	1,245,278
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	1,012,000	1,040,968
5.00%, 10/15/27	2,542,000	2,661,080
4.625%, 8/1/29	1,717,000	1,795,029
3.50%, 3/15/31	2,388,000	2,367,547
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A,
7.50%, 6/1/25	450,000	473,368
RLJ Lodging Trust LP, 144A,
3.75%, 7/1/26	937,000	927,190
SBA Communications Corp.
3.875%, 2/15/27	2,714,000	2,781,002
144A,3.125%, 2/1/29	2,836,000	2,697,816
Service Properties Trust,
4.50%, 6/15/23	822,000	817,162
Starwood Property Trust, Inc.
4.75%, 3/15/25	911,000	946,586
144A,3.625%, 7/15/26	917,000	908,279
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
144A,7.125%, 12/15/24	947,000	966,835
144A,7.875%, 2/15/25	3,853,000	4,033,840
VICI Properties LP / VICI Note Co., Inc.
144A,3.50%, 2/15/25	1,359,000	1,376,606
144A,4.25%, 12/1/26	2,381,000	2,458,418
144A,3.75%, 2/15/27	1,402,000	1,439,875
144A,4.625%, 12/1/29	1,869,000	1,987,607
144A,4.125%, 8/15/30	1,869,000	1,955,497
XHR LP, 144A,
6.375%, 8/15/25	1,048,000	1,094,416

(Cost $50,834,856)		50,719,781

Venture Capital - 0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.75%, 2/1/24	817,000	821,514
4.75%, 9/15/24	2,006,000	2,044,014
6.375%, 12/15/25	1,528,000	1,549,781
6.25%, 5/15/26	2,478,000	2,549,540

(Cost $7,064,914)		6,964,849

Industrial - 8.1%
Aerospace/Defense - 2.4%
Howmet Aerospace, Inc.
5.125%, 10/1/24	2,281,000	2,453,307
6.875%, 5/1/25	1,122,000	1,280,584
3.00%, 1/15/29	1,275,000	1,225,791
Rolls-Royce PLC
144A,3.625%, 10/14/25	1,824,000	1,852,664
144A,5.75%, 10/15/27	1,907,000	2,103,230
Spirit AeroSystems, Inc.
144A,5.50%, 1/15/25	915,000	944,326
144A,7.50%, 4/15/25	2,195,000	2,299,032
TransDigm, Inc.
144A,8.00%, 12/15/25	2,111,000	2,227,295
144A,6.25%, 3/15/26	8,224,000	8,544,243
6.375%, 6/15/26	1,776,000	1,829,120

(Cost $24,879,350)		24,759,592

Building Materials - 0.4%
Builders FirstSource, Inc., 144A,
6.75%, 6/1/27	1,097,000	1,155,739
JELD-WEN, Inc.
144A,4.625%, 12/15/25	583,000	589,433
144A,4.875%, 12/15/27(a)	848,000	868,861
Standard Industries, Inc., 144A,
5.00%, 2/15/27	1,762,000	1,808,999

(Cost $4,452,683)		4,423,032

Electrical Components & Equipment - 0.6%
WESCO Distribution, Inc.
144A,7.125%, 6/15/25	2,767,000	2,926,199
144A,7.25%, 6/15/28	2,605,000	2,836,910

(Cost $5,817,527)		5,763,109

Electronics - 1.1%
Imola Merger Corp., 144A,
4.75%, 5/15/29	3,640,000	3,674,234
Sensata Technologies BV
144A,4.875%, 10/15/23	922,000	972,422
144A,5.625%, 11/1/24	737,000	805,548
144A,5.00%, 10/1/25	1,276,000	1,383,548
144A,4.00%, 4/15/29	1,820,000	1,848,656
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	813,000	845,170
144A,3.75%, 2/15/31	1,549,000	1,525,115

(Cost $11,177,505)		11,054,693

Engineering & Construction - 0.1%
Fluor Corp.,
4.25%, 9/15/28
(Cost $1,145,335)	1,121,000	1,145,219

Environmental Control - 0.6%
Covanta Holding Corp.,
6.00%, 1/1/27	593,000	615,119
GFL Environmental, Inc.
144A,4.25%, 6/1/25	907,000	929,076
144A,3.75%, 8/1/25	1,463,000	1,483,241
144A,5.125%, 12/15/26	869,000	901,535
144A,3.50%, 9/1/28	1,359,000	1,321,872
Stericycle, Inc., 144A,
5.375%, 7/15/24	965,000	989,077

(Cost $6,306,636)		6,239,920

Miscellaneous Manufacturing - 0.1%
Hillenbrand, Inc.,
5.75%, 6/15/25
(Cost $884,168)	838,000	875,448

Packaging & Containers - 2.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A,
3.25%, 9/1/28(a)	1,187,000	1,147,669
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 4/30/25	1,343,000	1,384,519
144A,4.125%, 8/15/26	2,224,000	2,251,867
Ball Corp.
4.00%, 11/15/23	1,869,000	1,957,544
5.25%, 7/1/25	1,869,000	2,053,274
4.875%, 3/15/26	1,402,000	1,527,304
2.875%, 8/15/30	2,473,000	2,353,369
3.125%, 9/15/31	1,548,000	1,491,196
Berry Global, Inc., 144A,
5.625%, 7/15/27	935,000	970,156
Flex Acquisition Co., Inc.
144A,6.875%, 1/15/25	1,037,000	1,036,699
144A,7.875%, 7/15/26	1,097,000	1,142,794
Graphic Packaging International LLC
144A,3.50%, 3/15/28	811,000	804,727
144A,3.75%, 2/1/30	780,000	776,353
Owens-Brockway Glass Container, Inc., 144A,
5.875%, 8/15/23	1,151,000	1,199,198
Sealed Air Corp.
144A,5.25%, 4/1/23	750,000	780,525
144A,5.125%, 12/1/24	794,000	843,129
144A,5.50%, 9/15/25	833,000	909,598
144A,4.00%, 12/1/27	772,000	795,859
Silgan Holdings, Inc.,
4.125%, 2/1/28	1,038,000	1,052,226
Trivium Packaging Finance BV, 144A,
5.50%, 8/15/26	2,152,000	2,225,975

(Cost $26,918,077)		26,703,981

Transportation - 0.2%
XPO Logistics, Inc., 144A,
6.25%, 5/1/25
(Cost $2,420,955)	2,293,000	2,388,343

Technology - 4.4%
Computers - 1.1%
Booz Allen Hamilton, Inc., 144A,
3.875%, 9/1/28	1,276,000	1,284,435
NCR Corp., 144A,
5.75%, 9/1/27	912,000	944,449
Seagate HDD Cayman
4.75%, 6/1/23	864,000	904,604
4.875%, 3/1/24	1,519,000	1,613,117
4.75%, 1/1/25	702,000	751,798
4.875%, 6/1/27	925,000	1,008,250
Western Digital Corp.,
4.75%, 2/15/26	4,299,000	4,648,100

(Cost $11,227,639)		11,154,753

Office/Business Equipment - 0.6%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	1,046,000	1,140,945
4.125%, 5/1/25	1,087,000	1,113,566
4.25%, 4/1/28	1,087,000	1,118,882
3.25%, 2/15/29	1,276,000	1,277,372
Xerox Corp.,
4.375%, 3/15/23	1,832,000	1,879,284

(Cost $6,550,141)		6,530,049

Semiconductors - 0.1%
ON Semiconductor Corp., 144A,
3.875%, 9/1/28
(Cost $1,306,804)	1,276,000	1,303,185

Software - 2.6%
Boxer Parent Co., Inc., 144A,
7.125%, 10/2/25	1,246,000	1,307,758
CDK Global, Inc.
5.00%, 10/15/24	904,000	990,531
4.875%, 6/1/27	1,144,000	1,179,704
144A,5.25%, 5/15/29	909,000	962,622

Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	2,477,000	2,479,985
Dun & Bradstreet Corp.
144A,6.875%, 8/15/26	972,000	1,009,859
144A,10.25%, 2/15/27	873,000	930,998
MSCI, Inc.
144A,4.00%, 11/15/29	1,820,000	1,886,412
144A,3.625%, 9/1/30	1,748,000	1,773,110
144A,3.875%, 2/15/31	1,952,000	2,012,063
144A,3.625%, 11/1/31	1,085,000	1,105,604
144A,3.25%, 8/15/33	1,276,000	1,274,380
Open Text Corp.
144A,5.875%, 6/1/26	1,063,000	1,096,038
144A,3.875%, 2/15/28	1,752,000	1,750,984
PTC, Inc.
144A,3.625%, 2/15/25	912,000	918,238
144A,4.00%, 2/15/28	912,000	919,396
SS&C Technologies, Inc.,144A,
5.50%, 9/30/27	3,640,000	3,788,057
Twilio, Inc., 3.625%, 3/15/29	922,000	928,924

(Cost $26,591,246)		26,314,663

Utilities - 2.4%
Electric - 1.9%
Calpine Corp., 144A,
5.25%, 6/1/26	1,553,000	1,591,340
Clearway Energy Operating LLC, 144A,
4.75%, 3/15/28	1,548,000	1,630,307
DPL, Inc.,
4.125%, 7/1/25	746,000	776,310
FirstEnergy Corp.
Series B, 4.75%, 3/15/23	1,540,000	1,585,091
Series B, 4.40%, 7/15/27	2,804,000	3,002,069
2.65%, 3/1/30	1,103,000	1,068,035
Series B, 2.25%, 9/1/30	891,000	843,278
NextEra Energy Operating Partners LP
144A,4.25%, 7/15/24	1,322,000	1,353,986
144A,3.875%, 10/15/26	936,000	977,568
144A,4.50%, 9/15/27	1,011,000	1,071,978
NRG Energy, Inc.
5.75%, 1/15/28	1,501,000	1,570,669
144A,3.375%, 2/15/29	922,000	884,507
144A,5.25%, 6/15/29	1,381,000	1,435,135
Vistra Operations Co. LLC, 144A,
5.50%, 9/1/26	1,945,000	1,995,784

(Cost $19,951,128)		19,786,057

Gas - 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	1,050,000	1,120,382
5.50%, 5/20/25	1,264,000	1,354,888
5.875%, 8/20/26	1,368,000	1,495,607
5.75%, 5/20/27	974,000	1,053,834

(Cost $5,103,246)		5,024,711

TOTAL CORPORATE BONDS
(Cost $1,021,925,847)		1,014,396,920

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $8,411,756)	8,411,756	8,411,756

CASH EQUIVALENTS - 2.6%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $26,895,771)	26,895,771	26,895,771

TOTAL INVESTMENTS - 102.0%
(Cost $1,057,233,374)		$1,049,704,447
Other assets and liabilities, net - (2.0%)		(20,940,511)

NET ASSETS - 100.0%		$1,028,763,936

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
CORPORATE BONDS — 0.2%
Financial — 0.2%
Deutsche Bank AG , 3.73% (b)
1,672,217	778,259	—	—	(21,572)	16,801	—	2,381,000	2,428,904
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
4,866,433	3,545,323 (e)	—	—	—	152	—	8,411,756	8,411,756
CASH EQUIVALENTS — 2.6%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
29,654,545	62,432,921	(65,191,695)	—	—	1,003	—	26,895,771	26,895,771

36,193,195	66,756,503	(65,191,695)	—	(21,572)	17,956	—	37,688,527	37,736,431

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $11,078,700, which is 1.1% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,097,919.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$1,014,396,920	$—	$1,014,396,920
Short-Term Investments (f)	35,307,527	—	—	35,307,527

TOTAL	$35,307,527	$1,014,396,920	$—	$1,049,704,447

(f)	See Schedule of Investments for additional detailed categorizations.